Accounts Receivable - Summary of Gross Value of Overdue Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [Line Items]
Overdue receivables gross value	€ 644	€ 597	€ 677
Less than 1 Month [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Overdue receivables gross value	247	133	171
1 to 3 Months [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Overdue receivables gross value	143	103	147
3 to 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Overdue receivables gross value	113	121	117
6 to 12 Months [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Overdue receivables gross value	48	42	83
Greater than 12 Months [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Overdue receivables gross value	€ 93	€ 198	€ 159